Label	Element	Value
VCP Total Return Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000892538_SupplementTextBlock

SUNAMERICA SERIES TRUST

VCP Total Return BalancedSM Portfolio

(Class 3 Shares)

Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015

Effective immediately, on page 2 of the Prospectus, the third and fourth paragraphs under the heading “Principal Investment Strategies of the Portfolio” are deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	VCP Total Return Balanced Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadviser may increase or decrease the equity component’s net equity exposure to manage the Portfolio’s volatility. Under normal conditions, the Portfolio targets an approximate 10% annualized volatility level for the Portfolio’s returns over time. The subadviser monitors the Portfolio’s forecasted volatility on a daily basis but will generally not take action to manage the Portfolio’s net equity exposure if the forecasted volatility is near the target. In more volatile market environments, the subadviser may decrease the equity component’s net equity exposure to attempt to reduce volatility. When market volatility is low, the subadviser may increase the equity component’s net equity exposure to attempt to enhance returns. The subadviser adjusts the equity component’s net equity exposure primarily by increasing or decreasing the exposure to U.S. large- and mid-cap equities. The subadviser will seek to reduce exposure to certain downside risks by implementing various hedging transactions. These hedging transactions seek to reduce the Portfolio’s exposure to certain severe, unanticipated market events that could significantly detract from returns. There can be no assurance that investment decisions made in seeking to manage the Portfolio’s volatility will achieve the desired results.

The Portfolio’s net equity exposure is primarily adjusted through the use of derivatives, such as futures contracts, equity index swaps and equity options. The subadviser may reduce the Portfolio’s net equity exposure to approximately 25% of net assets or may increase the Portfolio’s net equity exposure to approximately 80% of net assets. These limits may prevent the Portfolio from achieving its target volatility. When the Portfolio engages in derivatives transactions to increase the Portfolio’s net equity exposure, it is using derivatives for speculative purposes and may use leverage.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.